Financial Debt (Details) - Financial assets - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial debt
Recoverable cash advances - Non-current	€ 8,412	€ 8,126
Recoverable cash advances - Current	475	305
Total Recoverable cash advances	8,887	8,431
Other loan - Non-current	21	63
Other loan - Current	84	83
Total other loans	105	146
Non-current	8,433	8,189
Current	559	388
Total Financial Debt	€ 8,992	€ 8,577